Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Balance Sheets Parenthetical
Common Stock; Par Value	$ 0.00	$ 0.00
Common Stock; Shares Authorized	50,000,000	50,000,000
Common Stock; Shares Issued	12,221,912	12,221,912
Common Stock; Shares Outstanding	12,221,912	12,221,912